DERIVATIVE FINANCIAL INSTRUMENTS (Details - range of inputs by valuation technique)	Aug. 26, 2026 $ / shares Year	Jul. 31, 2026 $ / shares Year
Underlying Price On Valuation Date [Member] | Income Approach Valuation Technique Black Scholes [Member]
Derivative [Line Items]
Warrants and rights outstanding, measurement input	0.60
Effective Contractual Conversion Rates [Member] | Income Approach Valuation Technique Black Scholes [Member]
Derivative [Line Items]
Warrants and rights outstanding, measurement input	0.50
Contractual Term To Maturity [Member] | Income Approach Valuation Technique Black Scholes [Member]
Derivative [Line Items]
Warrants and rights outstanding, measurement input | Year	5.00
Market Volatility [Member] | Income Approach Valuation Technique Black Scholes [Member]
Derivative [Line Items]
Warrants and rights outstanding, measurement input	23.36
Risk Adjusted Interest Rate [Member] | Income Approach Valuation Technique Black Scholes [Member]
Derivative [Line Items]
Warrants and rights outstanding, measurement input	3.72
Minimum [Member] | Measurement Input, Exercise Price [Member]
Derivative [Line Items]
Embedded derivative liability, measurement input	1.65	1.35
Minimum [Member] | Measurement Input, Conversion Price [Member]
Derivative [Line Items]
Embedded derivative liability, measurement input	1.00	0.73
Minimum [Member] | Measurement Input, Expected Term [Member]
Derivative [Line Items]
Embedded derivative liability, measurement input | Year	0.49	0.04
Minimum [Member] | Measurement Input, Price Volatility [Member]
Derivative [Line Items]
Embedded derivative liability, measurement input	20.47	14.36
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Embedded derivative liability, measurement input	3.42	3.69
Maximum [Member] | Measurement Input, Exercise Price [Member]
Derivative [Line Items]
Embedded derivative liability, measurement input	5.15	3.11
Maximum [Member] | Measurement Input, Conversion Price [Member]
Derivative [Line Items]
Embedded derivative liability, measurement input	4.40	1.94
Maximum [Member] | Measurement Input, Expected Term [Member]
Derivative [Line Items]
Embedded derivative liability, measurement input | Year	1.00	0.54
Maximum [Member] | Measurement Input, Price Volatility [Member]
Derivative [Line Items]
Embedded derivative liability, measurement input	26.90	22.44
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Embedded derivative liability, measurement input	4.06	4.05